Note 5 - Prepaid and Other Current Assets 1	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Prepaid and Other Current Assets [Text Block]
5.	PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets as of June 30, 2024 and  December 31, 2023 were as follows (in thousands):

	June 30, 2024	December 31, 2023
	(unaudited)
Prepaid expenses	$1,666	$2,386
Advances to suppliers	48	79
Other	79	52
Total prepaid and other current assets	$1,793	$2,517

The Company's advances to suppliers as of June 30, 2024 and  December 31, 2023 was written down by  $1,385 associated with the winding down of its existing industrial product as part of its revised strategic plan. See Note 13, Restructuring, for further details.

5.	PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets as of December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Prepaid expenses	$2,386	$4,203
Demonstration units	—	281
Advances to suppliers	79	984
Other	52	713
Total prepaid and other current assets	$2,517	$6,181

During the twelve months ended December 31, 2023, the Company recorded a loss on advances to suppliers of $1,385 associated with the winding down of its existing industrial product as part of its revised strategic plan. See Note 17, Restructuring, for further details.